Preliminary Purchase Price - Summary of Preliminary Estimated Calculation of Purchase Price (parenthetical) (Detail) - William Lyon Homes [Member] $ / shares in Units, $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($) $ / shares
Business Acquisition [Line Items]
Merger agreement, cash consideration per share | $ / shares	$ 2.50
Increase or decrease in the stock price	1.00%
Increase or decrease in business consideration | $	$ 7.6